Stone Harbor Emerging Markets Debt Fund
STONE HARBOR EMERGING MARKETS DEBT FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Emerging Markets Debt Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Emerging Markets Debt Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses	[2]	0.68%	0.93%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Emerging Markets Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	69	218	379	846
Distributor Class Shares	95	296	514	1,142

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities. “Emerging Markets Fixed Income Securities” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans. Emerging Markets Fixed Income Securities may be denominated in non-U.S. currencies or the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Fixed Income Securities also include derivatives and other instruments used to hedge or gain exposure to emerging securities markets (for example, futures or other derivatives whose return is based on specific emerging markets securities or indices). Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent.

The Adviser has broad discretion to identify and invest in countries that it considers to be emerging securities markets. The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Fixed Income Securities may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities and derivatives related to these types of securities. The Fund seeks capital appreciation through country selection, sector selection and security selection.

The Fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•  Non-Diversification Risk – Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer or small number of issuers. This may increase the Fund’s volatility and have a greater impact on Fund performance.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended June 30, 2009	17.64%
Worst Quarter – Ended December 31, 2008	-12.89%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 13.29%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Emerging Markets Debt Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(0.90%)	2.83%	6.27%	Aug. 16, 2007
Institutional Class Shares | Return After Taxes on Distributions	(3.57%)	0.56%	3.69%	Aug. 16, 2007
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.48%)	1.29%	3.90%	Aug. 16, 2007
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	1.18%	5.36%	7.19%	Aug. 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor High Yield Bond Fund
STONE HARBOR HIGH YIELD BOND FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor High Yield Bond Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor High Yield Bond Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.14%	0.14%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	0.65%	0.90%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.65% and 0.90% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor High Yield Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	66	208	362	810
Distributor Class Shares	92	287	498	1,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in High Yield Debt Securities. “High Yield Debt Securities” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) rated below investment grade (or, if unrated, of comparable quality as determined by the Adviser. These types of securities and instruments are commonly referred to as “high yield” securities or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. High Yield Debt Securities also include securities or other instruments whose return is based on the return of high yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high yield markets. The Fund may invest in High Yield Debt Securities of any credit rating (including unrated securities). The Fund’s investments may include, among other things, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), non-publicly traded securities, payment-in-kind bonds, securities issued by supranational organizations, structured notes, convertible securities, inflation-protected and other index-linked securities, interest-only securities, step-up securities and zero coupon bonds. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. The Fund seeks capital appreciation through industry selection, sector selection and security selection.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 3 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

•  Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended June 30, 2009	12.07%
Worst Quarter – Ended December 31, 2008	-13.85%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 6.09%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor High Yield Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(4.46%)	4.37%	5.77%	Aug. 16, 2007
Institutional Class Shares | Return After Taxes on Distributions	(7.00%)	1.09%	2.58%	Aug. 16, 2007
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.45%)	2.26%	3.32%	Aug. 16, 2007
Citigroup High Yield Market Capped Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	4.60%	6.38%	Aug. 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor Local Markets Fund
STONE HARBOR LOCAL MARKETS FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Local Markets Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Local Markets Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses	[2]	0.88%	1.13%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Local Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	90	281	487	1,083
Distributor Class Shares	115	359	622	1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. Although under normal circumstances a significant portion of the Fund’s investments will be denominated in Emerging Markets Currencies, Emerging Markets Investments may be denominated in non-Emerging Markets Currencies, including the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The Fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, the Adviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.

The Fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund will normally invest a significant portion of its assets in investments denominated in Emerging Markets Currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•  Non-Diversification Risk – Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer or small number of issuers. This may increase the Fund’s volatility and have a greater impact on Fund performance.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended March 31, 2012	7.99%
Worst Quarter – Ended September 30, 2015	-11.77%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 13.64%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Local Markets Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(15.19%)	(5.30%)	(3.08%)	Jun. 30, 2010
Institutional Class Shares | Return After Taxes on Distributions	(15.19%)	(6.15%)	(4.03%)	Jun. 30, 2010
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(8.60%)	(4.11%)	(2.50%)	Jun. 30, 2010
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)	(14.92%)	(3.48%)	(1.17%)	Jun. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor Emerging Markets Corporate Debt Fund
STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Emerging Markets Corporate Debt Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Stone Harbor Emerging Markets Corporate Debt Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.52%	0.52%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.38%	1.63%
Fee Waiver and Expense Reimbursement	[3]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.01%	1.26%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Emerging Markets Corporate Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	103	400	720	1,623
Distributor Class Shares	128	478	851	1,899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments. “Emerging Markets Corporate Debt Investments” are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country. A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Corporate Debt Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. For example, the Fund may utilize futures or other derivatives whose return is based on specific Emerging Markets Corporate Debt Investments or indices of such investments. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The Fund may use derivatives to a significant extent. The Fund may also invest in sovereign debt securities. The Fund’s investments may be denominated in non-U.S. currencies or in the U.S. dollar.

The Fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund’s investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The Fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended March 31, 2012	8.11%
Worst Quarter – Ended June 30, 2013	-5.30%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 8.66%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Emerging Markets Corporate Debt Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	0.17%	1.54%	Jun. 01, 2011
Institutional Class Shares | Return After Taxes on Distributions	(1.89%)	(0.56%)	Jun. 01, 2011
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.12%	0.30%	Jun. 01, 2011
J.P. Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	1.30%	4.02%	Jun. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor Investment Grade Fund
STONE HARBOR INVESTMENT GRADE FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Investment Grade Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Investment Grade Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.35%	0.35%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		1.05%	1.05%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%
Total Annual Fund Operating Expenses		1.43%	1.68%
Fee Waiver and Expense Reimbursement	[3]	(0.90%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.53%	0.78%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.50% and 0.75% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Investment Grade Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	54	364	695	1,633
Distributor Class Shares	80	441	827	1,909

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in various types of fixed income securities and under normal market conditions will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Investment Grade Debt Securities. “Investment Grade Debt Securities” include fixed income securities that are rated investment grade by any of Moody’s Investors Services, Inc., Standard & Poor’s Rating Services, Fitch Ratings Limited, DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality, and derivative instruments related to those securities.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund’s investments may be issued by any U.S. or non-U.S. public- or private-sector entity, and may be denominated in any currency, U.S. or non-U.S.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may also invest in preferred securities.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.

• Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

• Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

• Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended June 30, 2014	2.56%
Worst Quarter – Ended June 30, 2015	-2.20%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 5.77%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Investment Grade Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(0.55%)	2.54%	Dec. 19, 2013
Institutional Class Shares | Return After Taxes on Distributions	(1.42%)	1.62%	Dec. 19, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.28%)	1.53%	Dec. 19, 2013
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.04%	Dec. 19, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor Strategic Income Fund
STONE HARBOR STRATEGIC INCOME FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Strategic Income Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Strategic Income Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.55%	0.55%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.41%	0.41%
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%
Total Annual Fund Operating Expenses		1.58%	1.83%
Fee Waiver and Expense Reimbursement	[3]	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.74%	0.99%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses but exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.70% and 0.95% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Strategic Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	76	416	781	1,805
Distributor Class Shares	101	494	911	2,076

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is intended to provide broad exposure to global credit markets. The Fund, either directly or through the underlying funds (defined below), may invest in a broad variety of fixed income and other income producing securities and instruments (including derivatives), and will not be limited in terms of type of instrument, geography, credit rating or duration. The Fund may invest all or a significant portion of its assets in Stone Harbor Investment Grade Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund and other funds sponsored or advised by the Adviser (together, the “underlying funds”). The underlying funds listed above are described elsewhere in this Prospectus. The Fund is not required to invest in the underlying funds, and from time to time may not be invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and in other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or by an underlying fund.

The types of fixed income securities in which the Fund may invest include, but are not limited to, government securities; corporate debt securities; mortgage-backed or asset-backed securities issued or guaranteed by various governmental and non-governmental entities; secured and unsecured senior and subordinated loans and loan participations, including mortgages; Rule 144A securities; municipal securities; debentures, notes (including structured notes and promissory notes), and derivatives related to these types of securities. At any given time, the Fund may be entirely or significantly invested in a particular type of fixed income security or underlying fund.

The Fund may invest in fixed income securities and derivative instruments rated below investment grade (or, if unrated, of comparable quality as determined by the Adviser). These types of securities and instruments are commonly referred to as “high yield” securities or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, commercial loans, preferred stock and other obligations of U.S. and non-U.S. issuers. The Fund may also invest in preferred securities.

The Fund may invest all or a substantial portion of its assets in securities issued by non-U.S. entities. The Fund’s investments may be issued by any U.S. or non-U.S. public- or private-sector entity. The Fund may invest a significant portion of its assets in investments that are economically tied to countries with emerging securities markets or whose performance is linked to those countries’ markets, economies or ability to repay loans, such as loans issued by corporations or other business organizations. An investment is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. All or a significant portion of the Fund’s investments may be denominated in non-U.S. currencies.

The Fund may invest in derivatives and other instruments for hedging purposes or to otherwise gain or reduce long or short exposure to securities, markets or currencies. Although the Fund and the underlying funds are not limited in the types of derivatives that may be used, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities. Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Allocation Risk – The Fund’s investment performance depends upon how its assets are allocated and reallocated among the underlying funds and the Fund’s direct investments. The Adviser may make less than optimal or poor decisions in favoring certain underlying funds and direct investments.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds will not perform as expected.

• Government Issued or Guaranteed Securities – Bonds issued or guaranteed by a government are subject to inflation risk, market risk and default risk.

• Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

• Mortgage-Backed and Other Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

• Loans and Similar Indebtedness – Investments in loans, including loan participations and assignments, are subject to interest rate risk, market risk, credit risk, liquidity risk and risks associated with possible impairments or devaluation of collateral.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Institutional Share Class Annual Returns

Best Quarter – Ended June 30, 2014	3.23%
Worst Quarter – Ended September 30, 2015	-2.95%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 6.89%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Strategic Income Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(2.11%)	0.94%	Dec. 19, 2013
Institutional Class Shares | Return After Taxes on Distributions	(4.23%)	(1.08%)	Dec. 19, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(0.90%)	(0.08%)	Dec. 19, 2013
Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes)	(0.20%)	3.06%	Dec. 19, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Because Distributor Class shares were not outstanding during the periods shown, performance for that class is not shown.

Stone Harbor Emerging Markets Debt Allocation Fund
STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Emerging Markets Debt Allocation Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Emerging Markets Debt Allocation Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses	[2]	0.78%	0.78%
Total Annual Fund Operating Expenses		1.65%	1.90%
Fee Waiver and Expense Reimbursement	[3]	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.84%	1.09%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses but exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.85% and 1.10% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Emerging Markets Debt Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	86	441	820	1,884
Distributor Class Shares	111	518	951	2,153

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest, either directly or through the underlying funds (defined below), at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments may be denominated in the U.S. Dollar or the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”). Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). The Fund may use derivatives to a significant extent.

The Fund may invest all or a significant portion of its assets in the Stone Harbor Emerging Markets Debt Fund and Stone Harbor Local Markets Fund (together, the “underlying funds”). The Fund expects that under normal circumstances approximately 50% of the Fund’s assets will be invested in the Stone Harbor Emerging Markets Debt Fund and approximately 50% of the Fund’s assets will be invested in the Stone Harbor Local Markets Fund. The Fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the Fund is not invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken or investments held by the Fund or by an underlying fund. The underlying funds listed above are described elsewhere in this Prospectus.

The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. The Adviser generally considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund’s investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The Fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, the Adviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market conditions.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund will invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Fund of Funds Risk – As an investor in the underlying Funds, the Fund is subject to the risks associated with a direct investment in the underlying Funds, and bears its share of the fees and expenses of those Funds.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the period ended December 31, 2015 for Institutional Class shares. The table shows how the Fund’s performance for the periods indicated compared with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter – Ended December 31, 2015	0.42%
Worst Quarter – Ended September 30, 2015	-8.15%
The Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 13.24%.
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Stone Harbor Emerging Markets Debt Allocation Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(8.46%)	(11.52%)	Oct. 20, 2014
Institutional Class Shares | Return After Taxes on Distributions	(9.66%)	(13.05%)	Oct. 20, 2014
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(4.79%)	(9.42%)	Oct. 20, 2014
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	1.18%	(0.35%)	Oct. 20, 2014
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)	(4.86%)	(15.06%)	Oct. 20, 2014
Blend Index (50% J.P. Morgan EMBI Global Diversified Index/50% J.P. Morgan GBI-EM Global Diversified Index) (reflects no deduction for fees, expenses or taxes)	(7.14%)	(9.51%)	Oct. 20, 2014

Stone Harbor Emerging Markets Debt Blend Fund
STONE HARBOR EMERGING MARKETS DEBT BLEND FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor Emerging Markets Debt Blend Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor Emerging Markets Debt Blend Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses	[2]	0.27%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.82%	0.82%
Total Annual Fund Operating Expenses		1.79%	2.04%
Fee Waiver and Expense Reimbursement	[4]	(0.94%)	(0.94%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	0.85%	1.10%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Estimated for the current fiscal year.
[3]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[4]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses but exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.85% and 1.10% of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor Emerging Markets Debt Blend Fund - USD ($)	1 Year	3 Years
Institutional Class Shares	87	478
Distributor Class Shares	112	555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest, either directly or through the underlying funds (defined below), at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities, loans and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments may be denominated in the U.S. Dollar or the predominant currency of the local market of an emerging market country (an “Emerging Markets Currency”). Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). The Fund may use derivatives to a significant extent.

The Fund may invest all or a significant portion of its assets in the Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund (together, the “underlying funds”). The Fund expects that under normal circumstances approximately 50% of the Fund’s assets will be invested in the Stone Harbor Local Markets Fund, approximately 40% of the Fund’s assets will be invested in the Stone Harbor Emerging Markets Debt Fund and approximately 10% of the Fund’s assets will be invested in the Stone Harbor Emerging Markets Corporate Debt Fund. The Fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the Fund is not invested in any underlying fund. In addition to investing in the underlying funds, the Fund may invest directly in fixed income securities and other instruments and transactions. References in this Prospectus to the Fund may refer to actions undertaken or investments held by the Fund or by an underlying fund. The underlying funds listed above are described elsewhere in this Prospectus.

The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. The Adviser generally considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund’s investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The Fund seeks capital appreciation through country selection, sector selection, security selection, issuer selection and currency selection.

In selecting Emerging Markets Investments for investment, the Adviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market conditions.

Credit Quality. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

Maturity and Duration. The Adviser normally maintains an average portfolio duration of between 2 and 7 years. However, the Fund’s average duration may be outside this range, and the Fund may invest in securities of any duration and maturity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. The Fund may be subject to these risks directly and indirectly through investments in underlying funds. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Emerging Markets Securities Risk – In addition to the risks of investing in non-U.S. securities generally, emerging markets securities are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations.

• Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

• Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund will invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• High Yield Securities Risk – High yield securities and securities of similar quality (whether or not rated), because of their speculative nature, price sensitivity, potential illiquidity and greater risk of default, present added risks compared to investing in other types of securities.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Fund of Funds Risk – As an investor in the underlying Funds, the Fund is subject to the risks associated with a direct investment in the underlying Funds, and bears its share of the fees and expenses of those Funds.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

PERFORMANCE INFORMATION
The Fund has not yet commenced investment operations as of the date of this Prospectus; therefore, the Fund currently has no investment performance information to report.
Stone Harbor 500 Plus Fund
STONE HARBOR 500 PLUS FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor 500 Plus Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor 500 Plus Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses	[2]	0.90%	0.90%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	1.61%
Fee Waiver and Expense Reimbursement	[4]	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	0.61%	0.86%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	Estimated for the current fiscal year.
[3]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[4]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, to 0.60% and 0.85%of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2018, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement, provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser's current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor 500 Plus Fund - USD ($)	1 Year	3 Years
Institutional Class Shares	62	278
Distributor Class Shares	88	357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations as of the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to exceed the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”) by investing its net assets (plus any borrowings made for investment purposes), under normal market conditions, primarily in S&P 500 Index derivatives and various types of fixed income instruments. The Fund typically will seek to gain long exposure to the S&P 500 Index through the use of S&P 500 Index derivatives in an amount, under normal market circumstances, approximately equal to the Fund’s net assets in an attempt to equal or exceed, net of expenses, the daily performance of the S&P 500 Index. However, since S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the Fund’s assets may be invested in fixed income instruments. The fixed income instruments will normally be actively managed with a view toward enhancing the Fund’s total return, subject to overall portfolio duration which is typically not expected to exceed two years. In managing the Fund’s investments in fixed income instruments, the Adviser seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). Under normal market conditions, the Fund expects to gain the entirety of its exposure to the S&P 500 Index through the use of S&P 500 derivatives, and not through direct investment in stocks of companies listed on the S&P 500 Index.

The Fund normally will attempt to invest in fixed income instruments that are rated at least investment grade by any of Moody’s Investors Services, Inc., (“Moody’s”) Standard & Poor’s Rating Services (“S&P”), Fitch Ratings Limited (“Fitch”), DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality. The types of fixed income instruments in which the Fund may invest include, but are not limited to, asset backed securities (“ABS”), residential mortgage backed securities (“RBS”), commercial mortgage back securities (“CMBS”), corporate debt securities, 144A securities, money market instruments including commercial paper and agency discount notes, and derivatives related to these types of securities. Securities may be denominated in both the U.S dollar and non-U.S. currencies.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including total return swaps, credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

• Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

• Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

• Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

• Equity Risk - The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

• Futures Risk – The use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include leverage risk, counterparty risk, risk of mispricing or improper valuation and the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

• Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit of prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

• Index Risk – The Fund’s return may not match or may underperform the return of the targeted index. It is not possible to invest directly in an index.

• Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

• Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

• Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

• Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

• Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably , due to factors affecting securities markets generally or particular industries.

• Mortgage-Backed and Other Asset-Backed Securities Risk – Investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

PERFORMANCE INFORMATION
The Fund has not yet commenced investment operations as of the date of this Prospectus; therefore, the Fund currently has no investment performance information to report.